Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Statement of cash flows [abstract]
Acquisition of building, vehicle and equipment by lease	$ 207	$ 7,963
Settlement of debentures	$ 4,242	$ 0